Accounting for Asset Retirement Obligations (Tables)	12 Months Ended
May 31, 2011
Asset Retirement Obligation Disclosure [Abstract]
A reconciliation of our AROs is as follows:

A reconciliation of our AROs is as follows:

	May 31,
(in millions)	2011	2010
Asset retirement obligations, beginning of year	$525.9	$530.7
Liabilities incurred	35.0	27.1
Liabilities settled	(73.1)	(67.6)
Accretion expense	31.6	29.6
Revisions in estimated cash flows	53.7	6.1
Asset retirement obligations, end of year	573.1	525.9
Less current portion	90.6	83.1
	$482.5	$442.8